Document and Entity Information	Dec. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 01, 2021
Entity Registrant Name	Bridgetown 2 Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39932
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o 38/F Champion Tower
Entity Address, Address Line Two	3 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Country Region	852
City Area Code	2514
Local Phone Number	8888
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	BTNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001831236